Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 13. Subsequent Events

The Company has evaluated all subsequent events and transactions through June 20, 2023, the date that the consolidated financial statements were available to be issued and noted no subsequent events requiring financial statement recognition or disclosure.

Note 16. Subsequent Events

The Company has evaluated all subsequent events and transactions through June 2, 2023, the date that the consolidated financial statements were available to be issued, and noted no subsequent events requiring financial statement recognition or disclosure.